Taxation	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Taxation

3. Taxation

For the six months ended June 30, 2025, we have utilized the discrete effective tax method as allowed under ASC 740, Income Taxes, to calculate the interim tax provision. The discrete method treats the year to date period as if it was the annual period and determines the income tax expense or benefit on that basis. For the six months ended June 30, 2024, we accounted for income taxes by applying an estimated annual effective tax rate to year to date pre-tax book income, with the effects of any discrete income tax items recognized in the period in which it occurred. We believe that the use of the discrete method is more appropriate than the annual effective tax rate method as small changes in estimated pre-tax book income or loss would result in significant changes in the estimated annual effective tax rate.

Our effective tax rate for the three months ended June 30, 2025 and 2024 was (142.1%) and 137.9%, respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for the three months ended June 30, 2025 was primarily the result of recognition of valuation allowance related to our recoverability of deferred tax assets on tax losses and restricted interest carryforwards in the U.K., as well as changes to our valuation allowance related to our recoverability of deferred tax assets on restricted interest carryforwards in the U.S. The difference between our effective tax rate and the U.K. statutory rate of 25% for the three months ended June 30, 2024 was primarily the result of changes to our valuation allowance related to our recoverability of deferred tax assets on restricted interest carryforwards in the United States and items identified as discrete during the year.

Our effective tax rate for the six months ended June 30, 2025 and 2024 was (61%) and 88.5%, respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for the six months ended June 30, 2025 was primarily the result of recognition of valuation allowance related to our recoverability of deferred tax assets on tax losses and restricted interest carryforwards in the U.K., as well as changes to our valuation allowance related to our recoverability of deferred tax assets on restricted interest carryforwards in the U.S. The difference between our effective tax rate and the U.K. statutory rate for the six months ended June 30, 2024 was primarily the result of our valuation allowance on restricted interest carryforwards and items identified as discrete during the year.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred assets will be realized. The ultimate realization of the deferred tax asset is dependent upon generation of future taxable income during the period in which those temporary difference become deductible. Evaluating the need for a valuation allowance for deferred tax assets requires judgment and analysis of all the positive and negative evidence available, including cumulative losses in recent years and projected future taxable income to determine whether all or some portion of the deferred tax assets will not be realized. As of June 30, 2025, the Company believes the deferred tax assets on tax losses and restricted interest carryforwards in the U.K were not realizable on a more likely than not basis. As a result, a valuation allowance of $30,588 was recognized related to these deferred tax assets for the three and six months ended June 30, 2025.

On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act ("OBBBA"). The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act, including 100% bonus depreciation, domestic research cost expensing, and the business interest expense limitation. ASC 740, “Income Taxes”, requires the effects of changes in tax rates and laws on deferred tax balances to be recognized in the period in which the legislation is enacted. Once the OBBBA takes effect, the Company’s sources of future taxable income against which it can recognize deferred tax assets will be reduced. The Company is still evaluating the impact of OBBBA, but expects it will result in a full valuation allowance against the US deferred tax assets in the third quarter of 2025, the quarter in which this law was enacted. As of June 30, 2025, the balance of the US deferred tax assets was $75,281.